DoubleLine Selective Credit Fund

Schedule of Investments

June 30, 2022 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 0.1%
750,262	Waterfall Commercial Mortgage Trust, Series 2015-SBC5-A	4.10	% (a)(c)	09/14/2022	729,745

Total Asset Backed Obligations (Cost $750,250)					729,745

Collateralized Loan Obligations - 0.2%
1,000,000	Barings Ltd., Series 2015-2A-ER (3 Month LIBOR USD + 6.45%)	7.51	% (c)	10/20/2030	862,933
1,000,000	Octagon Investment Partners Ltd., Series 2012-1A-DR (3 Month LIBOR USD + 7.15%)	8.19	% (c)	07/15/2029	898,018

Total Collateralized Loan Obligations (Cost $1,980,000)					1,760,951

Non-Agency Commercial Mortgage Backed Obligations - 0.4%
381,000	20 Times Square Trust, Series 2018-20TS-G	3.20	% (a)(c)	05/15/2035	354,981
198,270	BB-UBS Trust, Series 2012-TFT-TE	3.68	% (a)(b)(c)	06/05/2030	149,198
224,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.57	% (a)(c)	02/10/2048	200,947
155,000	Citigroup Commercial Mortgage Trust, Series 2016-GC36-D	2.85	% (c)	02/10/2049	102,193
194,000	Commercial Mortgage Pass-Through Trust, Series 2014-CR19-C	4.85	% (a)	08/10/2047	187,414
350,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT-EFL (1 Month LIBOR USD + 2.85%, 2.60% Floor)	3.97	% (c)	07/05/2033	342,344
350,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT-EFX	5.54	% (a)(c)	07/05/2033	339,997
350,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT-FFX	5.54	% (a)(c)	07/05/2033	338,304
250,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18-C	4.65	% (a)	10/15/2047	238,209
350,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19-C	4.00%		12/15/2047	332,821
556,000	Morgan Stanley Capital Trust, Series 2017-CLS-F (1 Month LIBOR USD + 2.60%, 2.60% Floor)	3.92	% (c)	11/15/2034	539,896
409,901	Tharaldson Hotel Portfolio Trust, Series 2018-THL-E (1 Month LIBOR USD + 3.48%, 3.18% Floor)	4.60	% (c)	11/11/2034	373,979

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $3,680,389)					3,500,283

Non-Agency Residential Collateralized Mortgage Obligations - 94.4%
4,019,015	Adjustable Rate Mortgage Trust, Series 2005-10-5A1 (1 Month LIBOR USD + 0.52%, 0.52% Floor, 11.00% Cap)	2.14%		01/25/2036	3,706,835
1,750,000	AMSR Trust, Series 2020-SFR2-C	2.53	% (c)	07/17/2037	1,646,235
6,000,000	AMSR Trust, Series 2020-SFR4-E2	2.46	% (c)	11/19/2037	5,491,327
7,750,000	AMSR Trust, Series 2020-SFR4-F	2.86	% (c)	11/19/2037	7,099,997
879,669	Angel Oak Mortgage Trust LLC, Series 2019-4-A3	3.30	% (a)(c)	07/26/2049	875,395
4,500,000	Angel Oak Mortgage Trust LLC, Series 2021-5-M1	2.39	% (a)(c)	07/25/2066	3,426,711
7,539,000	Arroyo Mortgage Trust, Series 2019-3-M1	4.20	% (a)(c)	10/25/2048	6,734,365
5,083,074	Asset Backed Securities Corporation Home Equity Loan Trust, Series 2003-HE1-M3 (1 Month LIBOR USD + 5.25%, 5.25% Floor)	6.57%		01/15/2033	4,712,705
9,500,000	Asset-Backed Pass-Through Certificates, Series 2005-R4-M6 (1 Month LIBOR USD + 1.01%, 1.01% Floor)	2.63%		06/25/2035	8,730,917
1,064,758	Banc of America Funding Trust, Series 2006-2-2A11	5.50%		03/25/2036	920,849
1,025,940	Banc of America Funding Trust, Series 2007-1-TA8	6.35%		01/25/2037	951,921

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
3,528,637	Banc of America Funding Trust, Series 2014-R8-A2 (1 Month LIBOR USD + 0.24%, 0.24% Floor)	1.86	% (c)	06/26/2036	3,039,096
1,354,956	Banc of America Mortgage Trust, Series 2006-3-1A10	6.00%		10/25/2036	1,175,245
11,353,630	BCAP LLC Trust, Series 2012-RR4-6A2	2.85	% (a)(c)	11/27/2035	7,219,450
4,538,440	BCAP LLC Trust, Series 2013-RR2-6A2	3.36	% (a)(c)	06/26/2037	3,645,108
2,605,766	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-2-2A1	3.25	% (a)	07/25/2036	2,335,089
2,834,904	Bear Stearns ALT-A Trust, Series 2005-10-23A1	3.25	% (a)	01/25/2036	2,666,870
1,713,496	Bear Stearns ALT-A Trust, Series 2006-4-31A1	3.30	% (a)	07/25/2036	1,215,505
1,404,888	Bear Stearns Asset Backed Securities Trust, Series 2006-AC5-A1	6.75%		12/25/2036	1,377,134
6,807,784	Bear Stearns Asset Backed Securities Trust, Series 2006-AQ1-12A (1 Month LIBOR USD + 0.14%, 0.14% Floor)	1.76%		10/27/2036	9,512,795
824,192	Bear Stearns Asset Backed Securities Trust, Series 2006-IM1-A1 (1 Month LIBOR USD + 0.46%, 0.46% Floor)	2.08%		04/25/2036	1,481,051
9,609,152	BRAVO Residential Funding Trust, Series 2021-B-A1	2.12	% (c)(j)	04/25/2069	9,218,443
10,200,000	CAFL Issuer LLC, Series 2021-RTL1-A1	2.24	% (c)(j)	03/28/2029	9,597,037
5,811,804	Carrington Mortgage Loan Trust, Series 2007-RFC1-A3 (1 Month LIBOR USD + 0.14%, 0.14% Floor, 14.50% Cap)	1.76%		12/25/2036	5,491,874
1,700,893	Chase Mortgage Finance Trust, Series 2006-S2-1A9	6.25%		10/25/2036	930,203
3,818,748	Chase Mortgage Finance Trust, Series 2006-S3-1A2	6.00%		11/25/2036	2,033,164
328,550	Chase Mortgage Finance Trust, Series 2007-S3-1A12	6.00%		05/25/2037	183,444
87,851	CHL Mortgage Pass-Through Trust, Series 2006-10-1A11	5.85%		05/25/2036	47,399
2,040,110	CHL Mortgage Pass-Through Trust, Series 2006-13-1A17 (-1 x 1 Month LIBOR USD + 5.65%, 5.65% Cap)	4.03	% (d)(f)	09/25/2036	245,087
2,040,110	CHL Mortgage Pass-Through Trust, Series 2006-13-1A3 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 6.25% Cap)	2.22%		09/25/2036	645,756
535,174	CHL Mortgage Pass-Through Trust, Series 2006-17-A6	6.00%		12/25/2036	267,757
1,242,865	CHL Mortgage Pass-Through Trust, Series 2006-19-1A7	6.00%		01/25/2037	735,214
1,600,862	CHL Mortgage Pass-Through Trust, Series 2006-9-A2	6.00%		05/25/2036	882,522
6,162,786	CHL Mortgage Pass-Through Trust, Series 2007-15-1A29	6.25%		09/25/2037	4,357,426
5,342,417	CHL Mortgage Pass-Through Trust, Series 2007-21-1A1	6.25%		02/25/2038	3,137,989
456,069	CHL Mortgage Pass-Through Trust, Series 2007-4-1A10	6.00%		05/25/2037	241,903
332,550	CHL Mortgage Pass-Through Trust, Series 2007-8-1A5	5.44%		01/25/2038	172,840
3,722,737	CHL Mortgage Pass-Through Trust, Series 2007-HYB1-2A1	3.05	% (a)	03/25/2037	3,300,521
668,816	Citigroup Mortgage Loan Trust, Inc., Series 2005-9-21A2	5.50%		11/25/2035	654,557
370,041	Citigroup Mortgage Loan Trust, Inc., Series 2007-AR8-1A1A	2.98	% (a)	08/25/2047	338,563
8,380,000	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH4-M3B (1 Month LIBOR USD + 1.00%, 1.00% Floor)	2.62%		07/25/2037	8,003,772
1,181,424	Citigroup Mortgage Loan Trust, Inc., Series 2011-12-1A2	3.02	% (a)(c)	04/25/2036	786,399
2,848,952	Citigroup Mortgage Loan Trust, Inc., Series 2021-JL1-A	2.75	% (a)(c)	02/25/2062	2,690,085
3,946,852	Citigroup Mortgage Loan Trust, Series 2009-10-2A2	7.00	% (a)(c)	12/25/2035	3,122,996
9,664,592	Citigroup Mortgage Loan Trust, Series 2019-A-PT1	3.92	% (c)	10/25/2058	8,446,716
15,948,824	Citigroup Mortgage Loan Trust, Series 2019-E-A1	3.23	% (c)(j)	11/25/2070	15,942,890
9,627,727	Citigroup Mortgage Loan Trust, Series 2020-RP1-A1	1.50	% (a)(c)	08/25/2064	8,783,212
1,040,000	Citigroup Mortgage Loan Trust, Series 2020-RP1-M1	2.00	% (a)(c)	08/25/2064	857,573
874,000	Citigroup Mortgage Loan Trust, Series 2020-RP1-M2	2.50	% (a)(c)	08/25/2064	725,198
738,000	Citigroup Mortgage Loan Trust, Series 2020-RP1-M3	2.75	% (a)(c)	08/25/2064	589,338
1,942,016	Citigroup Mortgage Loan Trust, Series 2020-RP1-PT5	7.57	% (a)(c)	08/25/2064	1,556,182
1,057,837	CitiMortgage Alternative Loan Trust, Series 2006-A1-1A6	6.00%		04/25/2036	982,809

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
4,500,932	CitiMortgage Alternative Loan Trust, Series 2006-A2-A5 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 6.00% Cap)	2.22%		05/25/2036	3,971,328
4,956,606	CitiMortgage Alternative Loan Trust, Series 2006-A2-A6 (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	3.78	% (d)(f)	05/25/2036	368,925
7,289,183	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A3 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.10% Cap)	2.12%		05/25/2037	6,159,283
7,289,183	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A4 (-1 x 1 Month LIBOR USD + 5.60%, 5.60% Cap)	3.98	% (d)(f)	05/25/2037	627,413
2,111,092	CitiMortgage Alternative Loan Trust, Series 2007-A6-1A4	6.00%		06/25/2037	1,918,321
1,438,678	CitiMortgage Alternative Loan Trust, Series 2007-A6-1A5	6.00%		06/25/2037	1,307,385
1,933,707	CitiMortgage Alternative Loan Trust, Series 2007-A8-A1	6.00%		10/25/2037	1,736,282
10,956,318	COLT Mortgage Loan Trust, Series 2022-4-A1	4.30	% (a)(c)	03/25/2067	10,835,371
425,963	Countrywide Alternative Loan Trust, Series 2004-22CB-1A1	6.00%		10/25/2034	421,580
1,870,737	Countrywide Alternative Loan Trust, Series 2004-27CB-A6	5.50%		12/25/2034	1,716,593
908,205	Countrywide Alternative Loan Trust, Series 2005-28CB-2A7	5.75%		08/25/2035	693,867
2,174,202	Countrywide Alternative Loan Trust, Series 2005-4-1A3	5.75%		04/25/2035	1,699,643
1,208,626	Countrywide Alternative Loan Trust, Series 2005-46CB-A20	5.50%		10/25/2035	951,688
3,535,196	Countrywide Alternative Loan Trust, Series 2005-55CB-2A1	5.50%		11/25/2035	2,431,765
2,345,631	Countrywide Alternative Loan Trust, Series 2005-65CB-1A11	6.00%		01/25/2036	1,845,311
175,901	Countrywide Alternative Loan Trust, Series 2005-73CB-1A3	6.25%		01/25/2036	170,331
2,988,517	Countrywide Alternative Loan Trust, Series 2005-79CB-A1 (1 Month LIBOR USD + 0.55%, 0.55% Floor, 5.50% Cap)	2.17%		01/25/2036	1,642,191
2,988,517	Countrywide Alternative Loan Trust, Series 2005-79CB-A2 (-1 x 1 Month LIBOR USD + 4.95%, 4.95% Cap)	3.33	% (d)(f)	01/25/2036	248,041
6,614,880	Countrywide Alternative Loan Trust, Series 2005-80CB-4A1	6.00%		02/25/2036	4,025,045
1,194,807	Countrywide Alternative Loan Trust, Series 2006-14CB-A8	6.00%		06/25/2036	775,068
11,398,379	Countrywide Alternative Loan Trust, Series 2006-31CB-A4	6.00%		11/25/2036	7,687,557
2,568,843	Countrywide Alternative Loan Trust, Series 2006-41CB-2A12	6.00%		01/25/2037	1,627,658
980,612	Countrywide Alternative Loan Trust, Series 2006-41CB-2A15	5.75%		01/25/2037	606,694
3,078,338	Countrywide Alternative Loan Trust, Series 2006-46-A6	6.00%		02/25/2047	1,774,096
1,675,707	Countrywide Alternative Loan Trust, Series 2006-7CB-2A1	6.50%		05/25/2036	956,707
972,411	Countrywide Alternative Loan Trust, Series 2006-8T1-1A4	6.00%		04/25/2036	562,052
1,082,094	Countrywide Alternative Loan Trust, Series 2006-J4-2A13	6.00%		07/25/2036	756,970
2,979,869	Countrywide Alternative Loan Trust, Series 2006-J4-2A8	6.00%		07/25/2036	2,084,544
969,855	Countrywide Alternative Loan Trust, Series 2006-J6-A5	6.00%		09/25/2036	601,594
816,696	Countrywide Alternative Loan Trust, Series 2007-13-A4	6.00%		06/25/2047	502,385
12,006,192	Countrywide Alternative Loan Trust, Series 2007-16CB-3A1	6.75%		08/25/2037	3,690,565
4,454,737	Countrywide Alternative Loan Trust, Series 2007-2CB-2A9	5.75%		03/25/2037	2,776,037
3,841,027	Countrywide Alternative Loan Trust, Series 2007-4CB-1A9	5.75%		04/25/2037	3,452,391
4,553,600	Countrywide Alternative Loan Trust, Series 2007-OA8-1A1 (1 Month LIBOR USD + 0.36%, 0.36% Floor)	1.98%		06/25/2047	3,770,464
16,327,741	Countrywide Asset Backed Certificates, Series 2006-25-1A (1 Month LIBOR USD + 0.14%, 0.14% Floor)	1.76%		06/25/2047	15,148,332
8,847,332	Countrywide Asset Backed Certificates, Series 2006-25-M1 (1 Month LIBOR USD + 0.25%, 0.25% Floor)	1.87%		06/25/2047	6,653,347
1,124,878	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-12-5A1	5.25%		01/25/2036	1,056,322
800,568	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-9-3A2	6.00%		10/25/2035	295,617

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
3,800,000	Credit Suisse Mortgage-Backed Trust, Series 2020-AFC1-M1	2.84	% (a)(c)	02/25/2050	3,379,878
4,995,201	Credit Suisse Mortgage-Backed Trust, Series 2022-JR1-A1	4.27	% (c)(j)	10/25/2066	4,925,868
784,649	CSMC Mortgage-Backed Trust, Series 2006-6-1A10	6.00%		07/25/2036	471,413
3,717,250	CSMC Mortgage-Backed Trust, Series 2006-7-10A1	6.75%		08/25/2036	2,434,772
485,425	CSMC Mortgage-Backed Trust, Series 2008-2R-1A1	6.00	% (b)(c)	07/25/2037	393,561
2,453,032	CSMC Trust, Series 2009-9R-10A2	5.50	% (c)	12/27/2035	1,603,141
13,108,428	CSMC Trust, Series 2020-RPL1-PT1	3.36	% (a)(c)	10/25/2069	11,920,767
2,178,789	CSMC Trust, Series 2021-JR1-A1	2.47	% (a)(c)	09/27/2066	2,075,007
3,242,500	CSMC Trust, Series 2021-JR2-A1	2.22	% (a)(c)	11/25/2061	3,112,506
4,757,775	Deephaven Residential Mortgage Trust, Series 2022-2-A1	4.30	% (a)(c)	03/25/2067	4,630,405
648,772	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-6-2A1	5.50%		12/25/2035	577,268
233,398	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A1A	6.01	% (a)	10/25/2036	210,111
750,201	Deutsche Mortgage Securities, Inc., Series 2009-RS2-1A2	2.87	% (a)(c)	09/26/2036	688,509
4,735,000	Ellington Financial Mortgage Trust, Series 2019-2-B1	4.07	% (a)(c)	11/25/2059	4,283,695
583,274	First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8-1A3	5.50%		11/25/2035	349,087
1,768,467	First Horizon Alternative Mortgage Securities Trust, Series 2007-FA3-A8	6.00%		06/25/2037	805,761
1,977,860	First Horizon Alternative Mortgage Securities Trust, Series 2007-FA4-1A4	6.25%		08/25/2037	1,000,773
135,391	First Horizon Mortgage Pass-Through Trust, Series 2006-1-1A2	6.00%		05/25/2036	80,971
3,000,000	FirstKey Homes Trust, Series 2020-SFR1-F1	3.64	% (c)	08/19/2037	2,793,559
9,500,000	FirstKey Homes Trust, Series 2020-SFR2-D	1.97	% (c)	10/19/2037	8,684,594
9,500,000	FirstKey Homes Trust, Series 2020-SFR2-E	2.67	% (c)	10/19/2037	8,694,352
10,000,000	FMC GMSR Issuer Trust, Series 2021-GT1-A	3.62	% (a)(c)	07/25/2026	9,073,470
10,344,330	Fremont Home Loan Trust, Series 2006-D-2A4 (1 Month LIBOR USD + 0.22%, 0.22% Floor)	1.84%		11/25/2036	4,150,329
2,150,000	FWD Securitization Trust, Series 2019-INV1-M1	3.48	% (a)(c)	06/25/2049	2,017,076
4,628,908	GreenPoint Mortgage Funding Trust, Series 2005-AR4-3A1 (12 Month US Treasury Average + 1.40%, 1.40% Floor)	1.88%		10/25/2045	3,717,672
8,340,974	GSAMP Trust, Series 2007-NC1-A1 (1 Month LIBOR USD + 0.13%, 0.13% Floor)	1.75%		12/25/2046	4,858,635
290,523	GSR Mortgage Loan Trust, Series 2006-2F-3A4	6.00%		02/25/2036	160,329
1,718,442	GSR Mortgage Loan Trust, Series 2006-9F-5A2 (-1 x 1 Month LIBOR USD + 6.55%, 6.55% Cap)	4.93	% (d)(f)	10/25/2036	307,467
1,718,442	GSR Mortgage Loan Trust, Series 2006-9F-5A3 (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap)	2.07%		10/25/2036	717,017
810,745	GSR Mortgage Loan Trust, Series 2007-1F-3A14	5.75%		01/25/2037	633,190
1,744,233	GSR Mortgage Loan Trust, Series 2007-2F-3A3	6.00%		03/25/2037	1,081,321
4,826,656	Harborview Mortgage Loan Trust, Series 2006-BU1-1A1A (1 Month LIBOR USD + 0.42%, 0.42% Floor, 10.50% Cap)	2.03%		02/19/2046	4,225,882
3,944,300	Harborview Mortgage Loan Trust, Series 2007-7-1A1 (1 Month LIBOR USD + 1.00%, 10.50% Cap)	2.62%		10/25/2037	3,523,977
3,722,699	Home Partners of America Trust, Series 2019-2-C	3.02	% (c)	10/19/2039	3,295,361
3,961,309	Home Partners of America Trust, Series 2019-2-D	3.12	% (c)	10/19/2039	3,476,083
7,456,582	Home Partners of America Trust, Series 2019-2-E	3.32	% (c)	10/19/2039	6,519,811
2,758,706	Home RE Ltd., Series 2019-1-M1 (1 Month LIBOR USD + 1.65%)	3.27	% (c)	05/25/2029	2,752,421

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,157,566	HSI Asset Loan Obligation Trust, Series 2007-1-3A6	6.00%		06/25/2037	1,269,196
3,593,218	IndyMac IMSC Mortgage Loan Trust, Series 2007-AR1-3A1	3.14	% (a)	06/25/2037	3,064,163
2,127,781	JP Morgan Alternative Loan Trust, Series 2006-S4-A4	6.46%		12/25/2036	2,057,583
2,432,247	JP Morgan Alternative Loan Trust, Series 2008-R2-A1	6.00	% (a)(c)	11/25/2036	1,585,968
368,608	JP Morgan Mortgage Trust, Series 2005-S3-1A1	6.50%		01/25/2036	226,580
1,387,171	JP Morgan Mortgage Trust, Series 2006-A5-3A2	3.35	% (a)	08/25/2036	1,195,685
1,927,605	JP Morgan Mortgage Trust, Series 2007-S1-2A8	5.75%		03/25/2037	951,046
954,289	Lavender Trust, Series 2010-R11A-A4	1.86	% (a)(c)	10/28/2036	478,819
12,500,000	Legacy Mortgage Asset Trust, Series 2019-GS6-A2	4.45	% (c)(j)	06/25/2059	12,495,588
11,200,000	Legacy Mortgage Asset Trust, Series 2019-GS7-A2	4.50	% (c)(j)	11/25/2059	11,147,242
12,696,222	Legacy Mortgage Asset Trust, Series 2019-RPL3-PT1	0.00	% (c)	06/25/2058	11,773,258
5,000,000	Legacy Mortgage Asset Trust, Series 2020-SL1-M	3.25	% (a)(c)	01/25/2060	4,639,517
1,811,395	Lehman Mortgage Trust, Series 2006-17-1A4A (1 Month LIBOR USD + 0.34%, 0.34% Floor)	1.96%		08/25/2046	1,679,039
906,912	Lehman Mortgage Trust, Series 2007-1-1A2	5.75%		02/25/2037	886,201
1,452,988	Lehman Mortgage Trust, Series 2007-1-2A2 (1 Month LIBOR USD + 0.20%, 0.20% Floor)	1.82	% (c)	06/25/2037	1,051,186
5,666,990	Lehman Mortgage Trust, Series 2007-1-2A3 (1 Month LIBOR USD + 0.23%, 0.23% Floor)	1.85	% (c)	06/25/2037	4,109,703
26,190,233	Lehman Mortgage Trust, Series 2007-14H-A3 (1 Month LIBOR USD + 1.10%, 1.10% Floor)	2.72%		07/25/2047	19,207,123
3,000,000	LHOME Mortgage Trust, Series 2021-RTL1-A2	2.86	% (a)(c)	09/25/2026	2,770,579
6,935,753	Long Beach Mortgage Loan Trust, Series 2006-2-2A4 (1 Month LIBOR USD + 0.58%, 0.58% Floor)	2.20%		03/25/2046	3,044,509
4,666,350	MASTR Adjustable Rate Mortgages Trust, Series 2005-6-3A2	2.81	% (a)	07/25/2035	1,932,368
1,062,625	MASTR Alternative Loans Trust, Series 2004-10-5A5	5.75%		09/25/2034	1,001,892
16,402,857	MASTR Asset Backed Securities Trust, Series 2006-WMC3-A1 (1 Month LIBOR USD + 0.14%, 0.14% Floor)	1.76%		08/25/2036	7,043,295
1,381,666	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1-2A6	6.00%		03/25/2037	654,324
1,041,561	Merrill Lynch Mortgage Investors Trust, Series 2006-AF1-AF3B	6.25%		08/25/2036	558,276
4,600,000	MFA Trust, Series 2021-NQM2-M1	2.37	% (a)(c)	11/25/2064	3,653,148
3,912,060	Morgan Stanley Mortgage Loan Trust, Series 2005-10-4A1	5.50%		12/25/2035	2,659,137
705,479	Morgan Stanley Mortgage Loan Trust, Series 2007-12-3A4	6.25%		08/25/2037	355,296
14,824,343	Morgan Stanley Resecuritization Trust, Series 2014-R7-B1	3.78	% (a)(c)	01/26/2051	14,688,123
3,474,183	New Century Home Equity Loan Trust, Series 2006-1-A2B (1 Month LIBOR USD + 0.36%, 0.36% Floor, 12.50% Cap)	1.98%		05/25/2036	3,395,353
2,300,000	New Residential Mortgage Loan Trust, Series 2019-NQM4-B1	3.74	% (a)(c)	09/25/2059	2,070,086
4,500,000	NMLT Trust, Series 2021-INV2-B1	3.32	% (a)(c)	08/25/2056	3,541,059
3,279,202	Nomura Asset Acceptance Corporation, Series 2006-AP1-A2	5.52	% (a)	01/25/2036	1,145,094
856,173	Nomura Asset Acceptance Corporation, Series 2007-1-1A1A	6.00	% (i)	03/25/2047	789,902
12,000,000	Oaktown Ltd., Series 2018-1A-M2 (1 Month LIBOR USD + 2.85%)	4.47	% (c)	07/25/2028	11,915,256
7,122,568	Opteum Mortgage Acceptance Corporation Trust, Series 2006-2-A1C (1 Month LIBOR USD + 0.54%, 0.54% Floor)	2.16%		07/25/2036	3,092,921
6,117,641	PMT Credit Risk Transfer Trust, Series 2019-2R-A (1 Month LIBOR USD + 2.75%, 2.75% Floor)	4.40	% (c)	05/30/2023	5,984,758
2,946,631	PMT Credit Risk Transfer Trust, Series 2019-3R-A (1 Month LIBOR USD + 2.70%, 2.70% Floor)	4.35	% (c)	10/27/2022	2,929,631
1,967,084	PMT Credit Risk Transfer Trust, Series 2021-1R-A (1 Month LIBOR USD + 2.90%, 2.90% Floor)	4.52	% (c)	02/27/2024	1,922,384

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
10,000,000	PMT Credit Risk Transfer Trust, Series 2021-FT1-A (1 Month LIBOR USD + 3.00%, 3.00% Floor)	4.62	% (c)	03/25/2026	9,880,918
4,200,000	PNMAC GMSR Issuer Trust, Series 2018-FT1-A (1 Month LIBOR USD + 2.35%)	3.97	% (c)	04/25/2023	4,157,366
418,034	PR Mortgage Loan Trust, Series 2014-1-APT	5.88	% (a)(c)	10/25/2049	394,392
6,651,338	Pretium Mortgage Credit Partners LLC, Series 2021-RN1-A1	1.99	% (c)(j)	02/25/2061	6,259,570
3,088,160	Pretium Mortgage Credit Partners LLC, Series 2021-RN2-A1	1.74	% (c)(j)	07/25/2051	2,897,436
4,400,534	Pretium Mortgage Credit Partners LLC, Series 2021-RN3-A1	1.84	% (c)(j)	09/25/2051	4,138,255
2,374,851	PRPM LLC, Series 2020-4-A1	2.95	% (c)(j)	10/25/2025	2,304,384
7,775,308	PRPM LLC, Series 2021-10-A1	2.49	% (c)(j)	10/25/2026	7,381,405
4,725,761	PRPM LLC, Series 2021-2-A1	2.12	% (a)(c)	03/25/2026	4,522,017
9,800,000	PRPM LLC, Series 2021-2-A2	3.77	% (a)(c)	03/25/2026	9,229,707
5,064,220	PRPM LLC, Series 2021-6-A1	1.79	% (c)(j)	07/25/2026	4,743,630
5,987,000	PRPM LLC, Series 2021-6-A2	3.47	% (c)(j)	07/25/2026	5,538,422
3,547,852	PRPM LLC, Series 2021-7-A1	1.87	% (c)(j)	08/25/2026	3,313,430
532,813	RBSGC Mortgage Loan Trust, Series 2007-A-2A4	6.25%		01/25/2037	499,107
15,336,140	Renaissance Home Equity Loan Trust, Series 2006-2-AF2	5.76	% (i)	08/25/2036	6,946,534
9,028,559	Renaissance Home Equity Loan Trust, Series 2006-3-AF4	5.81	% (i)	11/25/2036	3,911,674
1,355,794	Residential Accredit Loans, Inc., Series 2005-QS12-A3	5.50%		08/25/2035	1,199,560
1,027,601	Residential Accredit Loans, Inc., Series 2005-QS13-1A6	5.50%		09/25/2035	890,827
383,955	Residential Accredit Loans, Inc., Series 2006-QS12-1A1	6.50%		09/25/2036	209,303
1,869,960	Residential Accredit Loans, Inc., Series 2006-QS12-2A12 (1 Month LIBOR USD + 0.20%, 0.20% Floor, 7.50% Cap)	1.82%		09/25/2036	1,472,195
1,869,960	Residential Accredit Loans, Inc., Series 2006-QS12-2A13	6.17	% (d)(e)	09/25/2036	263,971
2,235,842	Residential Accredit Loans, Inc., Series 2006-QS18-1A4	6.25%		12/25/2036	2,027,137
2,350,265	Residential Accredit Loans, Inc., Series 2006-QS3-1A14	6.00%		03/25/2036	2,098,314
742,603	Residential Accredit Loans, Inc., Series 2006-QS7-A2	6.00%		06/25/2036	642,065
686,389	Residential Accredit Loans, Inc., Series 2007-QS11-A1	7.00%		10/25/2037	581,196
5,273,879	Residential Accredit Loans, Inc., Series 2007-QS1-1A2 (-1 x 1 Month LIBOR USD + 5.45%, 5.45% Cap)	4.44	% (d)(f)	01/25/2037	444,360
5,273,879	Residential Accredit Loans, Inc., Series 2007-QS1-1A5 (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.00% Cap)	1.56%		01/25/2037	4,057,745
394,129	Residential Accredit Loans, Inc., Series 2007-QS5-A1	5.50%		03/25/2037	337,837
4,132,674	Residential Asset Securitization Trust, Series 2006-A12-A1	6.25%		11/25/2036	1,882,539
960,100	Residential Asset Securitization Trust, Series 2006-A8-1A1	6.00%		08/25/2036	702,180
89,938	Residential Funding Mortgage Securities Trust, Series 2006-SA2-3A1	4.68	% (a)	08/25/2036	81,783
10,408,597	Securitized Asset Backed Receivables LLC Trust, Series 2006-NC1-A3 (1 Month LIBOR USD + 0.54%, 0.54% Floor)	2.16%		03/25/2036	9,458,461
192,093	Sequoia Mortgage Trust, Series 2013-9-AP	0.00	% (c)(g)	07/25/2043	160,023
8,000,000	Soundview Home Loan Trust, Series 2005-OPT4-M1 (1 Month LIBOR USD + 0.69%, 0.69% Floor)	2.31%		12/25/2035	7,465,539
1,797,411	Starwood Mortgage Residential Trust, Series 2020-3-A1	1.49	% (a)(c)	04/25/2065	1,754,327
2,655,290	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-17-5A1	2.76	% (a)	08/25/2035	1,594,347
1,591,250	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22-4A1	3.04	% (a)	12/25/2035	1,440,202
906,856	Structured Adjustable Rate Mortgage Loan Trust, Series 2008-1-A2	3.03	% (a)	10/25/2037	762,081

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
3,189,535	Structured Asset Mortgage Investments Trust, Series 2006-AR6-1A1 (1 Month LIBOR USD + 0.36%, 0.36% Floor, 10.50% Cap)	1.98%		07/25/2046	2,746,368
3,354,922	Structured Asset Mortgage Investments Trust, Series 2006-AR6-1A3 (1 Month LIBOR USD + 0.38%, 0.38% Floor, 10.50% Cap)	2.00%		07/25/2046	2,605,964
6,634,379	Structured Asset Mortgage Investments Trust, Series 2006-AR7-A1A (1 Month LIBOR USD + 0.42%, 0.42% Floor, 10.50% Cap)	2.04%		08/25/2036	6,296,399
6,349,648	Structured Asset Mortgage Investments Trust, Series 2007-AR3-2A1 (1 Month LIBOR USD + 0.19%, 0.19% Floor, 10.50% Cap)	1.81%		09/25/2047	5,888,490
4,500,000	Structured Asset Securities Corporation, Series 2007-BC4-M1 (1 Month LIBOR USD + 0.50%, 0.50% Floor)	2.12%		11/25/2037	3,815,909
14,820,294	Structured Asset Securities Corporation, Series 2007-RF1-1A (1 Month LIBOR USD + 0.19%, 0.19% Floor)	1.81	% (c)	03/25/2037	12,246,737
141,130	Thornburg Mortgage Securities Trust, Series 2007-4-2A1	2.14	% (a)	09/25/2037	136,635
1,800,000	Toorak Mortgage Corporation Ltd., Series 2019-2-A2	4.21	% (j)	09/25/2022	1,762,224
4,300,000	TVC Mortgage Trust, Series 2020-RTL1-A2	3.97	% (c)(j)	09/25/2024	4,133,567
4,344,533	VCAT LLC, Series 2021-NPL5-A1	1.87	% (c)(j)	08/25/2051	4,104,884
4,384,366	VCAT LLC, Series 2021-NPL6-A1	1.92	% (c)(j)	09/25/2051	4,133,916
1,159,268	Velocity Commercial Capital Loan Trust, Series 2019-1-M6	6.79	% (a)(c)	03/25/2049	1,047,318
544,692	Velocity Commercial Capital Loan Trust, Series 2019-2-M5	4.93	% (a)(c)	07/25/2049	503,363
2,266,754	Velocity Commercial Capital Loan Trust, Series 2019-2-M6	6.30	% (a)(c)	07/25/2049	2,048,619
1,390,754	Velocity Commercial Capital Loan Trust, Series 2020-1-M6	5.69	% (a)(c)	02/25/2050	1,252,433
1,681,914	Velocity Commercial Capital Loan Trust, Series 2021-1-M3	2.57	% (a)(c)	05/25/2051	1,435,966
4,182,218	Velocity Commercial Capital Loan Trust, Series 2021-1-M4	2.85	% (a)(c)	05/25/2051	3,563,615
3,782,366	Velocity Commercial Capital Loan Trust, Series 2021-2-M4	3.08	% (a)(c)	08/25/2051	3,103,204
2,200,000	Verus Securitization Trust, Series 2020-1-B1	3.62	% (a)(c)	01/25/2060	2,155,744
4,736,538	Verus Securitization Trust, Series 2020-4-A1	1.50	% (c)(j)	05/25/2065	4,528,563
153,618	Verus Securitization Trust, Series 2020-NPL1-A1	3.60	% (c)(j)	08/25/2050	153,429
6,685,000	Verus Securitization Trust, Series 2021-6-B1	4.05	% (a)(c)	10/25/2066	5,093,695
2,073,000	Verus Securitization Trust, Series 2021-R2-B1	3.25	% (a)(c)	02/25/2064	1,987,745
3,820,681	Verus Securitization Trust, Series 2022-4-A2	4.74	% (a)(c)	04/25/2067	3,720,222
4,433,009	VOLT LLC, Series 2021-NPL6-A1	2.24	% (c)(j)	04/25/2051	4,234,506
12,129,490	VOLT LLC, Series 2021-NPL8-A1	2.12	% (c)(j)	04/25/2051	11,505,206
1,036,715	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-10-2A8	6.00%		11/26/2035	992,750
2,791,414	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-5-2CB6	6.00%		07/25/2036	2,146,628
6,574,386	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR11-1A (12 Month US Treasury Average + 0.96%, 0.96% Floor)	1.44%		09/25/2046	5,678,545
10,777,168	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR18-1A1	2.55	% (a)	01/25/2037	9,804,828
1,991,027	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-2-1A6	6.00%		04/25/2037	1,769,856
111,959	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-4-1A1	5.50%		06/25/2037	106,445
7,556,303	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY7-3A1	3.18	% (a)	07/25/2037	7,201,523
540,274	Wells Fargo Alternative Loan Trust, Series 2007-PA3-1A4	5.75%		07/25/2037	503,333
476,417	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR4-2A1	2.87	% (a)	04/25/2036	455,043

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,690,849	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A1	6.00%		06/25/2037	2,409,568

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $883,328,479)					777,991,038

US Government and Agency Mortgage Backed Obligations - 2.1%
18,000,000	Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2022-DNA3-M1B (Secured Overnight Financing Rate 30 Day Average + 2.90%)	3.83	% (c)	04/25/2042	16,966,843

Total US Government and Agency Mortgage Backed Obligations (Cost $18,000,000)					16,966,843

Short Term Investments - 4.5%
12,401,378	First American Government Obligations Fund - Class U	1.31	% (h)		12,401,378
12,401,378	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	1.35	% (h)		12,401,378
12,401,378	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	1.38	% (h)		12,401,378

Total Short Term Investments (Cost $37,204,134)					37,204,134

Total Investments - 101.7% (Cost $944,943,252)					838,152,994
Liabilities in Excess of Other Assets - (1.7)%					(13,917,474)

NET ASSETS - 100.0%					$824,235,520

(a)

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.

(b)	Value determined using significant unobservable inputs.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(d)	Interest only security

(e)

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.

(f)

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(g)	Principal only security

(h)	Seven-day yield as of period end

(i)

The interest rate may step up conditioned upon the aggregate remaining principal balance of the underlying mortgage loans being reduced below a targeted percentage of the aggregate original principal balance of the mortgage loans. The interest rate shown is the rate in effect as of period end.

(j)

The interest rate will step up if the issuer does not redeem the bond on or before a scheduled redemption date in accordance with the terms of the instrument. The interest rate shown is the rate in effect as of period end.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Non-Agency Residential Collateralized Mortgage Obligations	94.4%
Short Term Investments	4.5%
US Government and Agency Mortgage Backed Obligations	2.1%
Non-Agency Commercial Mortgage Backed Obligations	0.4%
Collateralized Loan Obligations	0.2%
Asset Backed Obligations	0.1%
Other Assets and Liabilities	(1.7)%

100.0%

Notes to Schedule of Investments

June 30, 2022 (Unaudited)

1.  Organization

The Fund is a separate investment series of DoubleLine Funds Trust (the “Trust”). The Fund commenced operations on August 4, 2014 and was originally classified as a non-diversified fund. The Fund is currently operating as a diversified fund. Currently under the Investment Company Act of 1940, as amended (the “1940 Act”), a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation. Shares of the Fund may currently be purchased in transactions by the Adviser or its affiliates acting in their capacity as investment adviser (or in a similar capacity) for clients, including separately managed private accounts, investment companies registered under the 1940 Act, and other funds, each of which must be an “accredited investor” as defined in Regulation D under the Securities Act. The Fund also may permit purchases of shares by (i) qualified employees, officers and Trustees of the Fund and their qualified family members; (ii) qualified employees and officers of the Adviser or DoubleLine Group LP and their qualified family members; (iii) qualified affiliates of the Adviser or DoubleLine Group LP; and (iv) other qualified accounts. The Fund’s investment objective is to seek long-term total return.

2.  Significant Accounting Policies

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Fund has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities
•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Securities may be fair valued by the Adviser in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Adviser’s valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Adviser’s valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations or third party vendor prices are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of June 30, 2022:

Category
Investments in Securities
Level 1
Money Market Funds	$37,204,134

Total Level 1	37,204,134
Level 2
Non-Agency Residential Collateralized Mortgage Obligations	777,597,477
US Government and Agency Mortgage Backed Obligations	16,966,843
Non-Agency Commercial Mortgage Backed Obligations	3,351,085
Collateralized Loan Obligations	1,760,951
Asset Backed Obligations	729,745

Total Level 2	800,406,101
Level 3
Non-Agency Residential Collateralized Mortgage Obligations	393,561
Non-Agency Commercial Mortgage Backed Obligations	149,198

Total Level 3	542,759

Total	$838,152,994

See the Schedule of Investments for further disaggregation of investment categories.